Cover	Jun. 15, 2026
Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0002079264
Amendment Description	1
Document Type	S-6
Document Period End Date	Jun. 15, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2485
Global Technology Leaders Portfolio 20263 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio primarily consisting of stocks of companies in the technology sector that have a global presence. As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in companies in the technology sector.

The technology sector may be categorized into communication equipment, computers & peripherals, electronic equipment instruments & components, IT services, internet software & services, semiconductors & equipment and software companies. Invesco Capital Markets, Inc., the Sponsor, constructs the Portfolio to take advantage of potential opportunities within the technology sector based on its current outlook on continually evolving industry paradigms. The Portfolio may represent an attractive alternative for investors choosing to have a portion of their portfolio represented in the information technology sector, which currently represents approximately 35% of the Standard & Poor’s 500 Index in terms of market value. The Portfolio focuses its investments in technology companies that have a global presence, assessed based on factors such as a company’s global business model or the extent to which a company’s revenue is generated from international markets.

New World Leaders Portfolio 20262 [Member]
Entity Information [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Principal Investment Strategy. The Portfolio seeks to achieve its objective by investing in a portfolio of domestic stocks and ADRs of leading global companies. Invesco Capital Markets, Inc., the Sponsor, refers to emerging market economies as the “New World.” As of the Initial Date of Deposit, the Portfolio invests at least 80% of its assets in companies headquartered in developed markets with revenue exposure to the “New World.”

Many forecasts predict gross domestic product growth in emerging markets to outpace growth found in developed economies. One way to gain exposure to this growth without investing directly in the local markets is through investing in large/mega-cap companies with established businesses in these markets. In selecting the Portfolio, the Sponsor targeted global companies headquartered in developed nations with operations and/or a business presence throughout the world, including in emerging market nations. The Sponsor initially considered sustainable franchises that have significant competitive advantages in their markets and meet certain specific geographic segment revenue and dividend criteria. The companies included in the Portfolio generally have strong balance sheets, are well capitalized, have historically paid attractive dividend levels together with the commitment and ability to sustain the dividend payments, and maintain a significant market share in their industries domestically and abroad.